Commitments - Total Future Minimum Lease Payments under Non-cancellable Operating Leases in Respect of Properties, Aircraft and Flight Equipment (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments payable under non-cancellable operating lease	¥ 69,465,000,000	¥ 61,215,000,000
Within 1 year [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments payable under non-cancellable operating lease	8,283,000,000	7,948,000,000
After 1 year but within 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments payable under non-cancellable operating lease	31,175,000,000	27,140,000,000
After 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments payable under non-cancellable operating lease	¥ 30,007,000,000	¥ 26,127,000,000